UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(Semi-Annual Report for the period 01/01/11 through 06/30/11 is filed herewith)

A VISION FOR FUTURE GROWTH

SEMI-ANNUAL REPORT
JUNE 30, 2011

•	Oberweis Micro-Cap Fund
•	Oberweis Emerging Growth Fund
•	Oberweis Small-Cap Opportunities Fund
•	Oberweis China Opportunities Fund
•	Oberweis International Opportunities Fund
•	Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

In the first half of 2011, the Emerging Growth Fund gained +10.83%, the Micro-Cap Fund gained +5.42%, and the Small-Cap Opportunities Fund gained +8.79%. Among our international funds, the International Opportunities Fund gained +6.46%, China Opportunities returned -11.79%, and Asia Opportunities returned +0.33%.

To a certain extent, the second quarter was “déjà vu all over again” as investors fretted (as they did in 2010) over the debt crisis in Greece and the wrangling within the European Union and the Greek government to stave off a potential default. Uncertainty regarding the Greek situation and fears of contagion spreading to other European countries and banks potentially exposed to a Greek default prompted caution by investors throughout much of the second quarter. U.S. stocks were also pressured by concerns over continued lackluster growth in the U.S. Investors were also increasingly concerned about the U.S. government debt situation.

Given these macro risks and the somewhat bitter taste that remains from the 2008 stock market collapse, it would be easy for one to argue that equities should be avoided. In our view, it is exactly this negative sentiment that creates an opportunity, and we would view any short-term weakness as a buying opportunity. The S&P 500 Index trades for 13.5 times projected 2011 earnings, or about 8% below the index average over the past five years. Similarly, we believe small-cap growth valuations – both on an absolute basis and relative to small-cap value – may prove to be attractive. According to research by Bank of America Merrill Lynch small-cap strategist Steven DeSanctis, for example, the Russell 2000 Growth Index trades at a 14% to 29% discount relative to the Russell 2000 Value Index (based on long-term averages) on valuation metrics such as P/E trailing, P/E forecast, price/sales, and P/E to growth.

By geographic area, China is hotly debated these days. Although our China Fund has averaged returns of 18.55% per annum since its inception in 2005, the region has been among the most difficult equity markets in 2011. Like most emerging markets, China’s short-term returns are highly influenced by the flux and flow of funds into and out of the region. Over the longer term, of course, earnings and cash flows determine stock prices, and we believe the prospects for Chinese companies in this regard remain quite favorable. Indeed, growth was so strong that the government took steps to curb growth and stem inflation. While tighter liquidity could hurt select industries and debt-laden businesses, we don’t see any change to our investment thesis. Even if the government overshoots, as naysayers have assumed will occur, we believe the government has the will and the balance sheet to prevent a hard landing. I recently returned from visiting our team in Hong Kong and met with some of our portfolio holdings. The most striking impression I had was how much more pessimistic Americans were on China than the Chinese were on themselves.

As legendary investor and world traveler Jim Rogers said, “If the 19th century belonged to Britain, and the 20th century to the United States, then the 21st century will surely belong to China.” The path will not be linear and it won’t come without risk. Still, times of above-average skepticism also tend to correlate to periods of below-average stocks valuations. All else equal, we prefer to buy stocks when they are cheap relative to historical valuations. For long-term investors, we believe the present time may prove to be one such opportunity. Of course, no one knows for sure and the fund is designed for long-term investors who can weather short-term volatility.

PRESIDENT’S LETTER (continued)

With respect to valuations, the average forward P/E at the end of the first half was 15.9 times for Micro-Cap, 21.4 times for Emerging Growth, and 19.3 times for Small-Cap Opportunities. The average P/E was 18.8 times for China Opportunities, 20.5 times for Asia Opportunities and 12.9 times for International Opportunities. As of 6/30/11, the weighted average market capitalization was $406 million for Micro-Cap, $1.4 billion for Emerging Growth, $1.5 billion for Small-Cap Opportunities, $2.4 billion for China Opportunities, $4.2 billion for Asia Opportunities, and $1.8 billion for International Opportunities.

As always, we would like to sincerely thank you for investing in The Oberweis Funds. For more information on all six of The Oberweis Funds, please call Shareholder Services at (800) 245-7311 or visit our website at www.oberweisfunds.com.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

Average Annual Total Returns Period Ending June 30, 2011	1 Year	5 Year	10 Year or Life of Fund*	Expense Ratio**
Micro-Cap Fund	38.21%	0.59%	7.19%	1.85%
Emerging Growth Fund	41.92%	0.58%	2.74%	1.47%
Small-Cap Opportunities Fund	42.71%	2.66%	1.41%	2.00%
China Opportunities Fund	15.87%	12.34%	18.55%	2.07%
International Opportunities Fund	48.92%	N/A	5.09%	2.19%
Asia Opportunities Fund	23.04%	N/A	-2.79%	2.49%
*	Life of Fund returns are from commencement of operations on 10/1/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, and 02/01/08 for the Asia Opportunities Fund.
**	Expense ratio is the total net annualized fund operating expense ratio as of 06/30/11. The expense ratio gross of any fee waivers or expense reimbursement was 1.85%, 1.47%, 2.25%, 2.07%, 2.77%, and 3.72% for the Micro-Cap, Emerging Growth, Small-Cap Opportunities, China Opportunities, and Asia Opportunities Fund’s, respectively. Effective May 1, 2011, the International Opportunities Fund’s maximum annual expense ratio was reduced to 1.60%. This revised expense reimbursement arrangement will continue in force until at least April 30, 2012. The net expense ratio for OBIOX for the six months ending June 30, 2011 was 2.19%, which reflects a blend of both the old and new expense reimbursement arrangements. The expense ratio gross of any fee waivers or expense reimbursement was 2.77%.

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have a gain or loss when shares are sold. Current performance may be higher or lower than quoted. Visit us online at oberweisfunds.com for most recent month-end performance. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations.

The following tables present portfolio holdings as a percentage of net assets.

Oberweis Micro-Cap Fund
At June 30, 2011 (unaudited)

Asset Allocation
Common Stocks	96.7%
Warrants	0.0%
Corporate Bonds	2.9%
Other Assets in excess of Liabilities	0.4%
100.0%

Top Holdings
Amerigon, Inc.	5.0%
Acacia Research Corp.	4.4%
Twin Disc, Inc.	2.9%
DUSA Pharmaceuticals, Inc.	2.9%
AdCare Health Systems, Inc.	2.9%
G-III Apparel Group Ltd.	2.8%
KEMET Corp.	2.7%
GeoResources, Inc.	2.6%
Medidata Solutions, Inc.	2.4%
Body Central Corp.	2.3%
Other Holdings	69.1%
100.0%

Top Industries
Computer Services Software & Systems	9.7%
Electronics Components	8.4%
Pharmaceuticals	6.7%
Semiconductors & Components	6.4%
Industrial Machinery	5.5%
Oil Crude Producer	5.2%
Auto Parts	5.0%
Healthcare Services	4.9%
Medical & Dental Instruments & Supplies	3.4%
Healthcare Facilities	2.9%
Other Industries	41.9%
100.0%

Oberweis Emerging Growth Fund
At June 30, 2011 (unaudited)

Asset Allocation
Common Stocks	100.9%
Warrants	0.0%
Other Liabilities in excess of Assets	(0.9)%
100.0%

Top Holdings
Acacia Research Corp.	4.5%
SXC Health Solutions Corp.	4.1%
IMAX Corp.	3.9%
IPG Photonics Corp.	2.8%
Gulfport Energy Corp.	2.7%
Amerigon, Inc.	2.4%
Aruba Networks, Inc.	2.4%
BroadSoft, Inc.	2.3%
FARO Technologies, Inc.	2.3%
Interactive Intelligence, Inc.	2.3%
Other Holdings	70.3%
100.0%

Top Industries
Computer Services Software & Systems	18.1%
Healthcare Services	8.0%
Electronics	7.1%
Oil Crude Producer	6.8%
Electronics Components	6.2%
Communications	4.9%
Textiles – Apparel & Shoes	3.9%
Photography	3.9%
Advertising Agency	3.8%
Semiconductors & Components	3.6%
Other Industries	33.7%
100.0%

Oberweis Small-Cap Opportunities Fund
At June 30, 2011 (unaudited)

Asset Allocation
Common Stocks	97.7%
Other Assets in excess of Liabilities	2.3%
100.0%

Top Holdings
Acacia Research Corp.	5.2%
Vera Bradley, Inc.	4.3%
Amerigon, Inc.	2.5%
DUSA Pharmaceuticals, Inc.	2.4%
OpenTable, Inc.	2.4%
Twin Disc, Inc.	2.3%
Perry Ellis International, Inc.	2.3%
HomeAway, Inc.	2.2%
Select Comfort Corp.	2.2%
BroadSoft, Inc.	2.1%
Other Holdings	72.1%
100.0%

Top Industries
Textiles – Apparel & Shoes	13.0%
Computer Services Software & Systems	7.8%
Electronics Components	6.5%
Office Supplies Equipment	5.7%
Healthcare Services	5.3%
Pharmaceuticals	4.9%
Industrial Machinery	4.0%
Specialty Retail	3.7%
Electronics	3.2%
Commercial Services	2.9%
Other Industries	43.0%
100.0%

Oberweis China Opportunities Fund
At June 30, 2011 (unaudited)

Asset Allocation
Common Stocks	93.3%
Commercial Paper	4.7%
Warrants	0.1%
Other Assets in excess of Liabilities	1.9%
100.0%

Top Holdings
Galaxy Entertainment Group Ltd.	3.4%
Luk Fook Hldgs. (International) Ltd.	2.4%
Xinyi Glass Hldg. Co. Ltd.	2.2%
SINA Corp.	2.2%
Comba Telecom Systems Hldgs. Ltd.	2.1%
Spreadtrum Communications, Inc. ADR	2.1%
Trinity Ltd.	2.0%
51job, Inc. ADR	1.9%
China Modern Dairy Hldgs. Ltd.	1.9%
NetEase.com, Inc.	1.8%
Other Holdings	78.0%
100.0%

Top Industries
Machinery	8.6%
Internet Software & Services	7.9%
Specialty Retail	6.8%
Metals & Mining	6.1%
Food Products	6.1%
Semiconductor & Semiconductor Equipment	5.2%
Hotels Restaurants & Leisure	4.9%
Chemicals	3.8%
Communications Equipment	3.3%
Healthcare Equipment & Supplies	3.2%
Other Industries	44.1%
100.0%

Oberweis International Opportunities Fund
At June 30, 2011 (unaudited)

Asset Allocation
Common Stocks	93.9%
Other Assets in excess of Liabilities	6.1%
100.0%

Top Holdings
Meyer Burger Technology AG	3.1%
Duerr AG	3.1%
International Personal Finance PLC	3.0%
Harry Winston Diamond Corp.	2.9%
Aareal Bank AG	2.8%
Sky Deutschland AG	2.7%
Singamas Container Hldgs. Ltd.	2.6%
Aurelius AG	2.5%
Lululemon Athletica, Inc.	2.4%
Sodick Co. Ltd.	2.3%
Other Holdings	72.6%
100.0%

Top Industries
Machinery	21.5%
Metals & Mining	8.0%
Electronic Equipment, Instruments & Components	7.2%
Internet Software & Services	5.9%
Chemicals	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Textile, Apparel & Luxury Goods	4.6%
Auto Components	4.3%
Energy Equipment & Services	3.6%
Consumer Finance	3.5%
Other Industries	30.7%
100.0%

Oberweis Asia Opportunities Fund
At June 30, 2011 (unaudited)

Asset Allocation
Common Stocks	93.4%
Other Assets in excess of Liabilities	6.6%
100.0%

Top Holdings
Iluka Resources Ltd.	5.3%
Galaxy Entertainment Group Ltd.	2.7%
Lynas Corp. Ltd.	2.4%
SJM Hldgs. Ltd.	2.4%
Emperor Watch & Jewellery Ltd.	2.4%
Gree, Inc.	2.2%
Baidu.com, Inc. ADR	2.1%
Sanrio Co. Ltd.	2.1%
Trinity Ltd.	2.1%
Comba Telecom Systems Hldgs. Ltd.	2.0%
Other Holdings	74.3%
100.0%

Top Industries
Specialty Retail	13.1%
Metals & Mining	11.3%
Hotels Restaurants & Leisure	7.1%
Internet Software & Services	6.8%
Oil, Gas & Consumable Fuels	6.2%
Machinery	6.0%
Construction & Engineering	4.7%
Textile, Apparel & Luxury Goods	4.5%
Professional Services	3.5%
Food Products	2.5%
Other Industries	34.3%
100.0%

OBERWEIS MICRO-CAP FUND
Schedule of Investments
June 30, 2011 (unaudited)

	Shares	Value
EQUITIES – 96.7%
Air Transport – 1.0%
CPI Aerostructures, Inc.*	18,800	$256,244
Auto Parts – 5.0%
Amerigon, Inc.*	76,300	1,326,094
Back Office Support – 2.3%
CRA International, Inc.*	7,200	195,048
ICF International, Inc.*	5,800	147,204
On Assignment, Inc.*	27,200	267,376
		609,628
Banks - Diversified – 2.4%
Bryn Mawr Bank Corp.	14,100	285,525
Cardinal Financial Corp.	23,300	255,135
First Savings Financial Group, Inc.*	5,200	81,900
		622,560
Banks - Savings/Thrifts & Mortgage Lending – 2.5%
BOFI Hldg., Inc.*	36,300	523,083
United Financial Bancorp, Inc.	9,100	140,413
		663,496
Beverage - Soft Drinks – 1.1%
Primo Water Corp.*	20,400	293,556
Building - Climate Control – 0.1%
Real Goods Solar, Inc.*	5,000	14,950
Commercial Services – 1.5%
LML Payment Systems, Inc.*	38,800	152,096
Mastech Hldgs., Inc.*	3,900	13,260
Points International Ltd.*	23,600	234,820
		400,176
Communications – 2.6%
Ceragon Networks Ltd.*	17,500	208,075
ClearOne Communications, Inc.*	28,600	187,616
GSI Technology, Inc.*	11,200	80,640
Oplink Communications, Inc.*	12,100	225,181
		701,512

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Computer Services Software & Systems – 9.7%
BSQUARE Corp.*	42,000	$263,340
Digimarc Corp.*	10,500	367,815
eGain Communications Corp.*	14,900	34,419
ePlus, Inc.*	4,700	124,268
GSE Systems, Inc.*	27,600	59,616
Magic Software Enterprises Ltd.*	8,200	40,836
Mitek Systems, Inc.*	44,700	321,840
Unify Corp.*	25,400	47,244
Virtusa Corp.*	12,000	227,400
Web.com Group, Inc.*	47,400	583,968
Zix Corp.*	124,100	476,544
		2,547,290
Computer Technology – 2.3%
Datalink Corp.*	30,395	211,245
Silicom Ltd.*	9,300	186,000
Silicon Graphics International Corp.*	10,400	178,880
XATA Corp.*	15,300	29,070
		605,195
Control & Filter – 0.1%
Allied Motion Technologies, Inc.*	4,300	23,435
Mesa Laboratories, Inc.*	100	3,159
		26,594
Diversified Chemicals – 1.1%
ADA-ES, Inc.*	18,600	297,414
Diversified Manufacturing Operations – 1.6%
Lydall, Inc.*	36,200	432,952
Diversified Metals & Minerals – 0.3%
Optical Cable Corp.	19,400	78,570
Drug & Grocery Store Chains – 0.3%
QKL Stores, Inc.*	43,600	88,508

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Education Services – 2.2%
HealthStream, Inc.*	26,500	$351,655
National American University Hldgs., Inc.	23,900	224,899
		576,554
Electrical Scientific Instruments – 0.3%
Tii Network Technologies, Inc.*	35,100	83,538
Electronics Components – 8.4%
Acacia Research Corp.*	31,800	1,166,742
KEMET Corp.*	49,200	703,068
LeCroy Corp.*	27,700	333,508
ORBIT/FR, Inc.*	8,800	14,960
		2,218,278
Engineering & Contracting Services – 2.1%
Mistras Group, Inc.*	35,100	568,620
Gauges & Meters – 2.4%
Measurement Specialties, Inc.*	15,200	542,640
Perceptron, Inc.*	12,800	81,408
		624,048
Gold – 0.8%
Richmont Mines, Inc.*	28,500	202,635
Healthcare - Misc. – 0.5%
Conmed Healthcare Management, Inc.*	37,400	136,510
Healthcare Services – 4.9%
Almost Family, Inc.*	5,900	161,660
IPC The Hospitalist Co., Inc.*	10,880	503,798
Medidata Solutions, Inc.*	26,000	620,620
		1,286,078

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Household Equipment & Products – 0.7%
Summer Infant, Inc.*	22,300	$181,076
Industrial Machinery – 5.5%
Adept Technology, Inc.*	1,300	5,272
Hardinge, Inc.	12,100	132,011
Kadant, Inc.*	11,800	371,818
Manitex International, Inc.*	30,400	167,808
Twin Disc, Inc.	19,700	761,011
		1,437,920
Medical & Dental Instruments & Supplies – 3.4%
Endologix, Inc.*	49,900	464,070
IMRIS, Inc.*	63,800	435,754
		899,824
Metal Fabricating – 0.4%
NN, Inc.*	6,300	94,248
Oil Crude Producer – 5.2%
Barnwell Industries, Inc.*	10,900	56,135
Carrizo Oil & Gas, Inc.*	9,100	379,925
GeoResources, Inc.*	30,300	681,447
Panhandle Oil & Gas, Inc.	8,200	241,818
		1,359,325
Oil Well Equipment & Services – 1.0%
Mitcham Industries, Inc.*	15,600	269,880
Paints & Coatings – 0.5%
Chase Corp.*	8,300	139,108
Paper – 0.7%
The LGL Group, Inc.*	19,500	192,855

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Pharmaceuticals – 6.7%
DUSA Pharmaceuticals, Inc.*	121,000	$752,620
Hi-Tech Pharmacal Co., Inc.*	18,400	532,312
ISTA Pharmaceuticals, Inc.*	64,300	491,574
		1,776,506
Power Transmission Equipment – 2.3%
Active Power, Inc.*	242,000	592,900
Production Technology Equipment – 1.2%
Nanometrics, Inc.*	16,000	303,840
Rental & Leasing Services - Consumer – 0.9%
CAI International, Inc.*	5,600	115,696
Electro Rent Corp.	7,500	128,400
		244,096
Semiconductors & Components – 6.4%
Alliance Fiber Optic Products, Inc.*	14,700	124,362
Amtech Systems, Inc.*	16,600	342,624
AXT, Inc.*	17,500	148,400
eMagin Corp.*	31,300	189,991
Entropic Communications, Inc.*	24,700	219,583
IXYS Corp.*	37,600	563,248
Kopin Corp.*	19,700	92,787
		1,680,995
Specialty Machinery – 0.6%
Hurco Companies, Inc.*	4,600	148,166
Specialty Retail – 2.3%
Body Central Corp.*	25,200	592,956
Textiles - Apparel & Shoes – 2.8%
G-III Apparel Group Ltd.*	21,200	731,400

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Wholesale & International Trade – 0.6%
GLG Life Tech Corp.*	200	$1,344
KSW, Inc.*	15,200	59,584
Wayside Technology Group, Inc.	7,100	96,276
		157,204
Total Equities (Cost: $19,624,398)		$25,463,299

	Units	Value
Warrants – 0.0%
Internet Software & Systems
Inuvo, Inc. ($30.50, Expires 12-05-11)(a)*	8,187	$—
Inuvo, Inc. ($40.00, Expires 12-05-11)(a)*	4,093	—
Total Warrants (Cost: $0)		$—

See accompanying notes to the financial statements

OBERWEIS MICRO-CAP FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Face Amount	Value
Corporate Bonds – 2.9%
Healthcare Facilities
AdCare Health Systems, Inc. (10.00%, 10/26/13)(b)	500,000	$750,605
Total Corporate Bonds (Cost: $500,000)		$750,605
Total Investments – 99.6% (Cost: $20,124,398)		$26,213,904
Other Assets Less Liabilities – 0.4%		109,478
Net Assets – 100%		$26,323,382

Cost of Investments is $20,162,455 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$7,080,850
Gross unrealized depreciation	(1,029,401)
Net unrealized appreciation	$6,051,449
(a)	Fair Valued Security
(b)	The security is subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the Board of Trustees of the Trust as of June 30, 2011. The aggregate value of restricted securities was $750,605 or 2.9% of net assets at June 30, 2011.
*	Non-Income producing security during the period ended June 30, 2011.

See accompanying notes to the financial statements

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments
June 30, 2011 (unaudited)

	Shares	Value
Equities – 100.9%
Advertising Agency – 3.8%
Constant Contact, Inc.*	38,800	$984,744
DG FastChannel, Inc.*	41,000	1,314,050
Travelzoo, Inc.*	21,100	1,363,904
		3,662,698
Agricultural Machinery – 1.2%
Titan Machinery, Inc.*	39,000	1,122,420
Alternative Energy – 0.5%
Ameresco, Inc.*	35,400	501,972
Auto Parts – 2.4%
Amerigon, Inc.*	135,800	2,360,204
Back Office Support – 1.3%
ExlService Hldgs., Inc.*	57,100	1,319,010
Biotechnology – 2.3%
Momenta Pharmaceuticals, Inc.*	27,400	533,204
ViroPharma, Inc.*	91,600	1,694,600
		2,227,804
Chemicals – Specialty – 1.0%
Kraton Performance Polymers, Inc.*	25,100	983,167
Communications – 4.9%
Acme Packet, Inc.*	5,300	371,689
Aruba Networks, Inc.*	78,300	2,313,765
Ixia*	53,800	688,640
Netgear, Inc.*	32,000	1,399,040
		4,773,134
Computer Services Software & Systems – 18.1%
Blackboard, Inc.*	32,100	1,392,819
BroadSoft, Inc.*	59,700	2,276,361
DealerTrack Hldgs., Inc.*	45,800	1,051,110
Interactive Intelligence, Inc.*	62,800	2,201,140
Kenexa Corp.*	55,400	1,328,492
LogMeIn, Inc.*	45,500	1,754,935
OpenTable, Inc.*	23,800	1,978,256
RealPage, Inc.*	27,934	739,413
RightNow Technologies, Inc.*	61,000	1,976,400

See accompanying notes to the financial statements

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Taleo Corp.*	41,700	$1,544,151
Web.com Group, Inc.*	105,200	1,296,064
		17,539,141
Consumer Electronics – 0.8%
RealD, Inc.*	32,700	764,853
Consumer Services – Misc. – 1.0%
51job, Inc. ADR*	17,100	959,823
Control & Filter – 1.4%
Sun Hydraulics Corp.	28,200	1,347,960
Diversified Chemicals – 0.5%
LSB Industries, Inc.*	11,500	493,580
Diversified Manufacturing Operations – 0.5%
Raven Industries, Inc.	8,700	484,677
Diversified Metals & Minerals – 1.8%
Materion Corp.*	47,400	1,752,378
Electronics – 7.1%
II-VI, Inc.*	74,800	1,914,880
IPG Photonics Corp.*	37,000	2,690,270
iRobot Corp.*	43,000	1,517,470
Newport Corp.*	40,400	734,068
		6,856,688
Electronics Components – 6.2%
3D Systems Corp.*	42,200	831,762
Acacia Research Corp.*	118,400	4,344,096
Rogers Corp.*	18,200	840,840
		6,016,698
Financial Data & Systems – 0.9%
Higher One Hldgs., Inc.*	45,400	858,968
Gauges & Meters – 2.3%
FARO Technologies, Inc.*	50,300	2,203,140
Healthcare Services – 8.0%
HMS Hldgs. Corp.*	13,500	1,037,745
Medidata Solutions, Inc.*	78,100	1,864,247
MWI Veterinary Supply, Inc.*	11,400	920,778
SXC Health Solutions Corp.*	67,000	3,947,640
		7,770,410

See accompanying notes to the financial statements

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Hotel & Motel – 1.5%
Home Inns & Hotel Mgmt., Inc. ADR*	38,400	$1,460,736
Industrial Machinery – 1.4%
Twin Disc, Inc.	34,200	1,321,146
Medical & Dental Instruments & Supplies – 1.6%
Align Technology, Inc.*	22,800	519,840
IMRIS, Inc.*	144,900	989,667
		1,509,507
Medical Equipment – 0.6%
Natus Medical, Inc.*	37,100	562,065
Office Supplies Equipment – 1.0%
Electronics for Imaging, Inc.*	57,200	984,984
Oil Crude Producer – 6.8%
Bill Barrett Corp.*	14,600	676,710
Carrizo Oil & Gas, Inc.*	37,401	1,561,492
Gulfport Energy Corp.*	87,300	2,591,937
Northern Oil & Gas, Inc.*	78,700	1,743,205
		6,573,344
Oil Well Equipment & Services – 0.5%
Tesco Corp.*	26,000	504,660
Pharmaceuticals – 2.7%
Impax Laboratories, Inc.*	77,800	1,695,262
Sagent Pharmaceuticals, Inc.*	33,400	901,132
		2,596,394
Photography – 3.9%
IMAX Corp.*	116,000	3,761,880
Power Transmission Equipment – 1.2%
Advanced Energy Industries, Inc.*	77,800	1,150,662
Production Technology Equipment – 2.7%
Brooks Automation, Inc.*	53,000	575,580
Cognex Corp.	58,300	2,065,569
		2,641,149
Semiconductors & Components – 3.6%
CEVA, Inc.*	17,400	530,004
OmniVision Technologies, Inc.*	15,600	543,036

See accompanying notes to the financial statements

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Rubicon Technology, Inc.*	47,300	$797,478
Silicon Image, Inc.*	79,200	511,632
Spreadtrum Communications, Inc. ADR*	71,900	1,133,144
		3,515,294
Specialty Retail – 1.5%
Rue21, Inc.*	45,600	1,482,000
Textiles – Apparel & Shoes – 3.9%
G-III Apparel Group Ltd.*	53,400	1,842,300
Vera Bradley, Inc.*	51,300	1,959,660
		3,801,960
Utilities – Telecommunications – 2.0%
Wi-LAN, Inc.	239,900	1,935,969
Total Equities (Cost: $74,949,792)		$97,800,475

	Units	Value
Warrants – 0.0%
Internet Software & Systems
Inuvo, Inc. ($30.50, Expires 12/05/11)(a)*	17,004	$—
Inuvo, Inc. ($40.00, Expires 12/05/11)(a)*	8,502	—
Total Warrants (Cost: $0)		$—
Total Investments – 100.9% (Cost: $74,949,792)		$97,800,475
Other Liabilities Less Assets – (0.9%)		(884,068)
Net Assets – 100%		$96,916,407

Cost of Investments is $75,294,274 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$25,071,293
Gross unrealized depreciation	(2,565,092)
Net unrealized appreciation	$22,506,201
(a)	Fair Valued Security
*	Non-Income producing security during the period ended June 30, 2011

ADR — American Depositary Receipt

See accompanying notes to the financial statements

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments
June 30, 2011 (unaudited)

	Shares	Value
Equities – 97.7%
Advertising Agency – 1.2%
DG FastChannel, Inc.*	3,300	$105,765
Auto Parts – 2.5%
Amerigon, Inc.*	12,800	222,464
Banks – Savings/Thrifts & Mortgage Lending – 2.2%
BOFI Hldg., Inc.*	7,100	102,311
United Financial Bancorp, Inc.	6,000	92,580
		194,891
Commercial Services – 2.9%
NetQin Mobile, Inc. ADR*	20,100	110,550
SINA Corp.*	1,400	145,740
		256,290
Communications – 1.7%
Aruba Networks, Inc.*	4,900	144,795
Computer Services Software & Systems – 7.8%
BroadSoft, Inc.*	4,900	186,837
OpenTable, Inc.*	2,500	207,800
PROS Hldgs., Inc.*	8,400	146,916
Web.com Group, Inc.*	11,700	144,144
		685,697
Consumer Electronics – 1.4%
Universal Electronics, Inc.*	4,900	123,774
Consumer Lending – 1.8%
First Cash Financial Services, Inc.*	3,700	155,363
Diversified Chemicals – 2.1%
Albemarle Corp.	900	62,280
KMG Chemicals, Inc.	7,000	117,880
		180,160
Diversified Financial Services – 1.3%
Stifel Financial Corp.*	3,150	112,959
Diversified Metals & Minerals – 1.3%
Materion Corp.*	3,100	114,607
Electrical Scientific Equipment – 1.3%
Littelfuse, Inc.	2,000	117,440

See accompanying notes to the financial statements

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Electronics – 3.2%
IPG Photonics Corp.*	2,500	$181,775
iRobot Corp.*	2,700	95,283
		277,058
Electronics Components – 6.5%
Acacia Research Corp.*	12,550	460,460
KEMET Corp.*	7,800	111,462
		571,922
Healthcare Management Services – 1.4%
Catalyst Health Solutions, Inc.*	2,200	122,804
Healthcare Services – 5.3%
HMS Hldgs. Corp.*	1,900	146,053
Omnicell, Inc.*	11,300	176,167
SXC Health Solutions Corp.*	2,500	147,300
		469,520
Hotel & Motel – 2.2%
HomeAway, Inc.*	5,000	193,500
Household Furnishings – 2.2%
Select Comfort Corp.*	10,700	192,386
Industrial Machinery – 4.0%
Sauer-Danfoss, Inc.*	2,900	146,131
Twin Disc, Inc.	5,300	204,739
		350,870
Medical & Dental Instruments & Supplies – 2.8%
Gen-Probe, Inc.*	700	48,405
ICU Medical, Inc.*	2,600	113,620
SurModics, Inc.*	7,400	82,140
		244,165
Medical Equipment – 2.2%
DexCom, Inc.*	4,200	60,858
SonoSite, Inc.*	3,700	130,129
		190,987

See accompanying notes to the financial statements

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Office Supplies Equipment – 5.7%
Electronics for Imaging, Inc.*	9,600	$165,312
Herman Miller, Inc.	6,000	163,320
Zebra Technologies Corp.*	4,000	168,680
		497,312
Oil Crude Producer – 2.2%
Energy XXI (Bermuda) Ltd.*	2,600	86,372
GeoResources, Inc.*	4,900	110,201
		196,573
Oil Well Equipment & Services – 1.2%
Matrix Service Co.*	8,200	109,716
Pharmaceuticals – 4.9%
Akorn, Inc.*	11,000	77,000
DUSA Pharmaceuticals, Inc.*	34,200	212,724
Medicis Pharmaceutical Corp.	3,800	145,046
		434,770
Photography – 1.7%
IMAX Corp.*	4,700	152,421
Pollution Control – 1.5%
Team, Inc.*	5,500	132,715
Production Technology Equipment – 1.8%
Cognex Corp.	4,500	159,435
Railroads – 1.1%
Genese & Wyoming, Inc.*	1,600	93,824
Restaurants – 1.5%
Caribou Coffee Co., Inc.*	10,100	133,724
Securities Brokerage & Services – 0.7%
MF Global Hldgs. Ltd.*	8,100	62,694
Specialty Retail – 3.7%
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,400	90,412
Vitamin Shoppe, Inc.*	2,600	118,976
Zumiez, Inc.*	4,500	112,365
		321,753

See accompanying notes to the financial statements

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Textiles – Apparel & Shoes – 13.0%
Crocs, Inc.*	6,800	$175,100
G-III Apparel Group Ltd.*	5,000	172,500
Perry Ellis International, Inc.*	8,100	204,525
Phillips-Van Heusen Corp.	1,800	117,846
Steve Madden Ltd.*	2,375	89,086
Vera Bradley, Inc.*	10,000	382,000
		1,141,057
Utilities – Telecommunications – 1.4%
Wi-LAN, Inc.*	15,300	123,469
Total Equities (Cost: $6,876,329)		$8,586,880
Total Investments – 97.7% (Cost: $6,876,329)		$8,586,880
Other Assets Less Liabilities – 2.3%		201,472
Net Assets – 100%		$8,788,352

Cost of Investments is $6,877,366 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,850,244
Gross unrealized depreciation	(140,730)
Net unrealized appreciation	$1,709,514
*	Non-Income producing security during the period ended June 30, 2011

ADR — American Depositary Receipt

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a)
June 30, 2011 (unaudited)

	Shares	Value
Equities – 93.3%
Auto Components – 2.2%
Xinyi Glass Hldg. Co. Ltd.*	4,500,000	$4,479,818
Automobiles – 0.8%
Great Wall Motor Co. Ltd.	1,000,000	1,655,692
Biotechnology – 0.7%
3SBio, Inc., Ltd. ADR*	80,000	1,394,400
Chemicals – 3.8%
China Bluechemical Ltd.	3,000,000	2,487,066
Dongyue Group	2,500,000	2,756,660
Lee & Man Hldg. Ltd.	2,000,000	2,371,744
		7,615,470
Commercial Service & Supply – 1.6%
China Everbright International Ltd.	8,000,000	3,138,029
Communications Equipment – 3.3%
AAC Acoustic Technologies Hldgs., Inc.	500,000	1,170,059
China All Access Hldgs. Ltd.	5,000,000	1,356,709
Comba Telecom Systems Hldgs. Ltd.	4,000,000	4,227,046
		6,753,814
Construction & Engineering – 1.5%
China State Construction International Hldgs. Ltd.	3,000,000	3,053,317
Construction Materials – 2.5%
China Resources Cement Hldgs. Ltd.	3,000,000	2,834,419
China Shanshui Cement Group Ltd.	2,000,000	2,320,367
		5,154,786
Consumer Finance – 0.8%
Credit China Hldgs. Ltd.*	8,000,000	1,609,725
Containers & Packaging – 1.2%
China Sunshine Paper Hldgs. Co. Ltd.	2,437,500	615,757
Greatview Aseptic Packaging Co. Ltd.*	3,000,000	1,821,042
		2,436,799
Diversified Consumer Services – 1.6%
Ambow Education Hldg. Ltd. ADR*	112,200	580,074
New Oriental Education & Technology Group, Inc. ADR*	15,700	1,754,004
TAL Education Group ADR*	76,200	826,770
		3,160,848

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a)  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Electrical Equipment – 2.0%
NVC Lighting Hldgs. Ltd.	4,500,000	$2,332,260
Zhuzhou CSR Times Electric Co. Ltd.	500,000	1,691,507
		4,023,767
Electronic Equipment & Instruments – 1.2%
China High Precision Automation Group Ltd.*	3,000,000	2,353,792
Energy Equipment & Services – 1.3%
Anton Oilfield Services Group	12,500,000	2,160,678
SinoTech Energy Ltd. ADR*	100,000	414,000
		2,574,678
Food Products – 6.1%
Biostime International Hldgs. Ltd.	1,000,000	2,076,076
China Mengniu Dairy Co. Ltd.*	200,000	675,379
China Modern Dairy Hldgs. Ltd.*	12,136,000	3,752,449
China Yurun Food Group Ltd.	1,166,000	3,296,916
Shenguan Hldgs. Group Ltd.	3,500,000	2,476,316
		12,277,136
Food & Staples Retailing – 0.0%
FU JI Food & Catering Services Hldgs. Ltd.*	1,325,000	—
Gas Utilities – 2.9%
China Resources Gas Group Ltd.	2,000,000	2,802,113
ENN Energy Hldgs. Ltd.	900,000	3,063,160
		5,865,273
Healthcare Equipment & Supplies – 3.2%
China Kanghui Hldgs. ADR*	150,000	3,517,500
China Medical System Hldgs. Ltd.	3,000,000	3,070,203
		6,587,703
Healthcare Providers & Services – 0.2%
Concord Medical Services Hldgs. Ltd. ADR*	94,300	398,889
Hotels Restaurants & Leisure – 4.9%
Galaxy Entertainment Group Ltd.	3,250,000	6,991,027
Home Inns & Hotels Mgmt., Inc. ADR*	80,000	3,043,200
		10,034,227
Independent Power Producers & Energy Traders – 1.0%
China Suntien Green Energy Corp.	8,000,000	2,102,265
Information Technology Services – 2.5%
51Job, Inc. ADR*	70,000	3,929,100
iSoftStone Hldgs. Ltd. ADR*	80,000	1,224,800
		5,153,900

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a)  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Internet Software & Services – 7.9%
21Vianet Group, Inc. ADR*	150,000	$2,061,000
Changyou.com Ltd. ADR*	70,000	3,082,100
NetEase.com, Inc. ADR*	80,000	3,607,200
SINA Corp.*	42,000	4,372,200
Sohu.com, Inc.*	40,000	2,890,800
		16,013,300
Machinery – 8.6%
AirTac International Group	200,000	1,607,866
China Automation Group Ltd.	3,500,000	2,457,381
Good Friend International Hldgs., Inc.	2,566,000	2,391,234
Haitian International Hldgs. Ltd.	2,000,000	2,596,194
Hiwin Technologies Corp.*	250,000	2,438,956
International Mining Machinery Hldgs. Ltd.	2,000,000	1,925,312
Sany Heavy Equipment International Hldgs. Co. Ltd.	750,000	857,541
Singamas Container Hldgs. Ltd.	3,346,000	1,334,453
Sinoref Hldgs. Ltd.	10,000,000	1,782,130
		17,391,067
Media – 0.6%
Charm Communications, Inc. ADR*	108,300	1,288,770
Metals & Mining – 6.1%
China Metal Recycling Hldgs. Ltd.	1,740,000	2,122,850
Chu Kong Petroleum & Natural Gas Steel Pipe Hldgs. Ltd.	5,000,000	2,101,083
Hidili Industry International Development Ltd.	2,000,000	1,736,047
Winsway Coking Coal Hldgs.	5,500,000	2,371,127
Xingda International Hldgs. Ltd.	2,000,000	1,957,593
Zhaojin Mining Industry Co. Ltd.	1,000,000	2,062,955
		12,351,655
Multiline Retail – 1.3%
Golden Eagle Retail Group Ltd.	1,000,000	2,546,012
Oil, Gas & Consumable Fuels – 0.4%
MIE Hldgs. Corp.	1,800,000	759,582

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a)  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Paper & Forest Products – 0.9%
China Forestry Hldgs. Ltd.	5,760,000	$545,896
Youyuan International Hldgs. Ltd.*	2,933,000	1,315,416
		1,861,312
Pharmaceuticals – 0.7%
The United Laboratories Ltd.	1,000,000	1,481,591
Real Estate – 1.1%
SouFun Hldgs. Ltd. ADR	110,000	2,272,600
Real Estate Management & Development – 1.3%
Agile Property Hldgs. Ltd.	1,066,000	1,659,035
SYSWIN, Inc. ADR*	317,200	938,912
		2,597,947
Semiconductor & Semiconductor Equipment – 5.2%
GCL-Poly Energy Hldgs. Ltd.	5,333,000	2,777,009
JinkoSolar Hldg. Co. Ltd. ADR*	50,000	1,326,000
RDA Microelectronics, Inc. ADR*	150,000	1,348,500
Shanghai Comtec Solar Technology Co. Ltd.*	2,000,000	805,814
Spreadtrum Communications, Inc. ADR*	264,969	4,175,911
		10,433,234
Software – 2.4%
AutoNavi Hldgs. Ltd. ADR*	120,000	1,782,000
Kingdee International Software Group Co. Ltd.	5,000,000	2,694,527
Longtop Financial Technologies Ltd. ADR*	7,650	57,864
NetQin Mobile, Inc. ADR*	50,000	275,000
		4,809,391
Specialty Retail – 6.8%
China ZhengTong Auto Services Hldgs. Ltd.*	2,066,500	2,372,026
Emperor Watch & Jewellery Ltd.	17,000,000	3,186,258
I.T. Ltd.*	2,000,000	1,953,609
Luk Fook Hldgs. (International) Ltd.*	980,000	4,772,275
Sa Sa International Hldgs. Ltd.*	2,500,000	1,602,960
		13,887,128
Textile Apparel & Luxury Goods – 3.1%
Lee & Man Handbags Ltd.*	2,000,000	269,864
Texhong Textile Group Ltd.	2,000,000	1,339,913
Trinity Ltd.	4,000,000	4,039,991
YGM Trading Ltd.*	250,000	624,880
		6,274,648

See accompanying notes to the financial statements

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments(a)  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Water Utilities – 1.6%
Beijing Enterprises Water Group Ltd.	12,000,000	$3,309,148
Total Equities (Cost: $163,094,959)		$189,101,713

	Units	Value
Warrants – 0.1%
Auto Components
China XD Plastics Co. Ltd. ($4.58, expires 6/1/15)	130,435	$213,631
Total Warrants (Cost: $411,309)		$213,631

	Face Amount	Value
Commercial Paper – 4.7%
Prudential Financial
0.35% Due 7/05/11	9,600,000	$9,600,000
Total Commercial Paper (Cost: $9,600,000)		$9,600,000
Total Investments – 98.1% (Cost: $173,106,268)		$198,915,344
Other Assets Less Liabilities – 1.9%		3,829,503
Net Assets – 100%		$202,744,847

Cost of Investments is $174,322,524 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$38,109,206
Gross unrealized depreciation	(13,516,386)
Net unrealized appreciation	$24,592,820
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-Income producing security during the period ended June 30, 2011

ADR — American Depositary Receipt

COUNTRY ALLOCATION (as a percentage of Net Assets)

China (Includes the people’s republic of China and Hong Kong)	92.1%
Taiwan	1.2%

See accompanying notes to the financial statements

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments
June 30, 2011 (unaudited)

	Shares	Value
Equities – 93.9%
Australia – 2.5%
Ausdrill Ltd.	82,486	$292,836
Imdex Ltd.	116,522	268,697
		561,533
Belgium – 2.0%
Tessenderlo Chemie NV	10,400	448,226
Canada – 10.4%
Harry Winston Diamond Corp.*	39,400	654,454
HudBay Minerals, Inc.	12,900	192,607
Lululemon Athletica, Inc.*	4,900	548,199
Pinecrest Energy, Inc.*	174,700	440,169
SXC Health Solutions Corp.*	8,500	502,095
		2,337,524
China – 0.8%
Credit China Hldgs. Ltd.*	608,000	121,886
Powerland AG*	3,154	67,418
		189,304
Finland – 2.2%
Nokian Renkaat OYJ	10,000	501,755
France – 1.5%
Arkema SA	3,300	339,724
Germany – 13.2%
Aareal Bank AG*	18,699	640,899
Aurelius AG	13,900	564,301
Duerr AG	17,100	694,336
Leoni AG	4,600	272,499
SAF-Holland SA*	15,334	191,013
Sky Deutschland AG*	113,900	615,269
		2,978,317
Hong Kong – 10.7%
Asia Cement (China) Hldgs. Corp.	627,000	491,499
Chen Hsong Hldgs. Ltd.	208,000	106,650
Dongyue Group	386,000	423,614
International Taifeng Hldgs. Ltd.	804,000	421,543
Singamas Container Hldgs. Ltd.	1,496,000	594,040
Varitronix International Ltd.	559,000	362,049
		2,399,395

See accompanying notes to the financial statements

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Italy – 2.0%
De'Longhi SpA	24,600	$286,640
Prima Industrie SpA*	14,800	167,943
		454,583
Japan – 9.1%
CROOZ, Inc.*	320	487,721
Ferrotec Corp.*	4,900	109,863
Sodick Co. Ltd.	61,500	518,707
Tokyo Seimitsu Co. Ltd.	22,500	434,041
Universal Entertainment Corp.	2,400	79,747
Valor Co. Ltd.*	29,000	405,615
		2,035,694
Netherlands – 3.9%
BE Semiconductor Industries NV	32,700	284,521
SBM Offshore NV	16,708	441,941
TKH Group NV	4,740	153,079
		879,541
Norway – 2.2%
Opera Software ASA	78,900	495,762
Singapore – 1.1%
XP Power Ltd.	10,100	255,146
Sweden – 3.3%
Concentric AB*	15,100	104,563
Haldex AB	15,100	80,690
Haldex AB Redemption Shares*	15,100	71,618
Hexpol AB	16,600	473,708
		730,579
Switzerland – 5.1%
Inficon Hldg. AG	2,100	438,608
Meyer Burger Technology AG*	15,900	702,569
		1,141,177
United Kingdom – 23.9%
ASOS PLC*	9,400	362,078
Blinkx PLC*	172,900	332,996
Bodycote PLC	78,800	470,344
Diploma PLC	79,300	477,910
DS Smith PLC*	75,500	304,268
Fenner PLC	72,500	467,183

See accompanying notes to the financial statements

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Ferrexpo PLC	52,200	$393,425
Hamworthy PLC	27,200	283,756
International Personal Finance PLC	113,300	668,995
Kentz Corp. Ltd.	64,200	449,463
Petrofac Ltd.	15,500	376,635
Senior PLC*	33,100	96,580
Spectris PLC	18,600	475,247
TT Electronics PLC	70,800	228,114
		5,386,994
Total Equities (Cost: $18,975,113)		$21,135,254
Total Investments – 93.9% (Cost: $18,975,113)		$21,135,254
Other Assets Less Liabilities – 6.1%		1,365,910
Net Assets – 100%		$22,501,164

Cost of investments is $18,990,360 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,619,499
Gross unrealized depreciation	(474,605)
Net unrealized appreciation	$2,144,894
*	Non-income producing security during the period ended June 30, 2011

SECTOR ALLOCATIONS (as a percentage of Net Assets)

Consumer Discretionary	14.9%
Consumer Staples	1.8%
Energy	5.6%
Financials	8.9%

Health Care	2.2%
Industrials	24.6%
Information Technology	19.0%
Materials	16.9%

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a)
June 30, 2011 (unaudited)

	Shares	Value
Equities – 93.4%
Australia – 17.1%
Atlas Iron Ltd.*	25,000	$100,758
Bathurst Resources Ltd.*	45,000	49,862
Beach Energy Ltd.*	80,000	78,999
Campbell Brothers Ltd.	2,000	98,496
Iluka Resources Ltd.	23,000	416,050
JB HI-FI Ltd.	3,000	55,111
Lynas Corp. Ltd.*	90,000	191,128
McMillan Shakespeare Ltd.	10,000	102,944
Medusa Mining Ltd.*	5,069	35,859
Mesoblast Ltd.*	4,000	37,262
NRW Hldgs. Ltd.	20,000	60,093
PanAust Ltd.*	10,000	40,710
Seek Ltd.	10,000	69,356
		1,336,628
China – 20.4%
Baidu.com, Inc. ADR*	1,200	168,156
Beijing Enterprises Water Group Ltd.*	225,000	62,046
China Automation Group Ltd.	60,000	42,127
China Everbright International Ltd.	200,000	78,451
China Mengniu Dairy Co. Ltd.*	10,000	33,769
China State Construction International Hldgs. Ltd.	150,000	152,666
China Yurun Food Group Ltd.*	17,000	48,068
China ZhengTong Auto Services Hldgs. Ltd.*	116,500	133,724
Comba Telecom Systems Hldgs. Ltd.	150,000	158,514
Credit China Hldgs. Ltd.*	500,000	100,608
Digital China Hldgs. Ltd.*	30,000	48,713
ENN Energy Hldgs. Ltd.	30,000	102,105
GCL-Poly Energy Hldgs. Ltd.	158,000	82,274
Greatview Aseptic Packaging Co. Ltd.*	150,000	91,052
MIE Hldgs. Corp.	100,000	42,199
NVC Lighting Hldgs. Ltd.	200,000	103,656
SINA Corp.*	800	83,280
Spreadtrum Communications, Inc. ADR*	1,200	18,912
Xingda International Hldgs. Ltd.	50,000	48,940
		1,599,260

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a)  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Hong Kong – 17.1%
Dah Chong Hong Hldgs. Ltd.	50,000	$59,784
Emperor Watch & Jewellery Ltd.	1,000,000	187,427
Galaxy Entertainment Group Ltd.*	100,000	215,109
I.T. Ltd.*	150,000	146,521
Luk Fook Hldgs. (International) Ltd.*	20,000	97,393
Peace Mark Hldgs. Ltd.*	72,000	—
Sa Sa International Hldgs. Ltd.*	200,000	128,237
Singamas Container Hldgs. Ltd.	266,000	106,086
SJM Hldgs. Ltd.	80,000	190,310
Trinity Ltd.	160,000	161,600
YGM Trading Ltd.*	20,000	49,990
		1,342,457
India – 8.9%
Apollo Hospitals Enterprise Ltd.*	4,500	48,245
Cadila Healthcare Ltd.*	5,000	102,893
Dish TV India Ltd.*	50,000	98,538
Jubilant Foodworks Ltd.*	7,000	149,593
Mahindra & Mahindra Ltd.*	3,000	47,227
Petronet LNG Ltd.	35,000	106,589
Titan Industries Ltd.*	30,000	144,169
		697,254
Indonesia – 6.5%
PT Bumi Serpong Damai*	600,000	63,109
PT Energi Mega Persada TBK*	3,500,000	84,040
PT Gajah Tunggal TBK	200,000	73,085
PT Mitra Adiperkasa TBK*	250,000	116,149
PT Wijaya Karya	800,000	61,723
PT XL Axiata TBK	150,000	107,724
		505,830
Japan – 11.0%
Calsonic Kansei Corp.*	6,000	36,162
Gree, Inc.	8,000	174,886
Kakaku.com, Inc.*	15	105,478
Nachi-Fujikoshi Corp.	25,000	148,429
Rinnai Corp.	1,300	93,879
Sanrio Co. Ltd.	4,200	163,808

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a)  (continued)
June 30, 2011 (unaudited)

	Shares	Value
Sawai Pharmaceutical Co. Ltd.*	500	$52,681
Sodick Co. Ltd.*	10,000	84,998
		860,321
Malaysia – 5.7%
Dialog Group BHD	100,000	91,634
Media Prima BHD	40,000	38,442
QL Resources BHD*	80,000	84,308
Ta Ann Hldgs. BHD*	84,000	154,051
UEM Land Hldgs. BHD*	80,000	74,656
		443,091
Mongolia – 0.9%
Hunnu Coal Ltd.*	50,000	73,507
Singapore – 3.3%
Hyflux Ltd.	25,000	40,503
Sino Grandness Food Industry Group Ltd.	80,000	31,686
Straits Asia Resources Ltd.	40,000	97,768
STX OSV Hldgs. Ltd.*	80,000	90,968
		260,925
South Korea – 2.5%
Duksan Hi-Metal Co. Ltd.*	1,200	26,167
Mando Corp.*	400	83,176
Seegene, Inc.*	1,000	41,565
SFA Engineering Corp.*	1,000	49,962
		200,870
Total Equities (Cost: $5,995,676)		$7,320,143
Total Investments – 93.4% (Cost: $5,995,676)		$7,320,143
Other Assets Less Liabilities – 6.6%		515,085
Net Assets – 100%		$7,835,228

See accompanying notes to the financial statements

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments(a)  (continued)
June 30, 2011 (unaudited)

Cost of Investments is $6,008,497 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,469,387
Gross unrealized depreciation	(157,741)
Net unrealized appreciation	$1,311,646
(a)	Certain Securities were fair valued under the discretion of the Board of Trustees.
*	Non-Income producing security during the period ended June 30, 2011

ADR — American Depositary Receipt

SECTOR ALLOCATIONS (as a percentage of Net Assets)

Consumer Discretionary	31.5%
Consumer Staples	2.5%
Energy	6.2%
Financials	3.0%
Health Care	3.6%
Industrials	16.5%

Information Technology	11.7%
Materials	14.4%
Telecommunication Service	1.4%
Utilities	2.6%

See accompanying notes to the financial statements

THE OBERWEIS FUNDS
Statement of Assets and Liabilities
June 30, 2011 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Assets:
Investment securities at value(a)	$26,213,904	$97,800,475	$8,586,880
Cash	56,242	—	342,722
Receivable from fund shares sold	2,989	67,010	2,989
Receivable from securities sold	102,656	7,607	123,653
Dividends and interest receivable	14,856	6,605	624
Prepaid expenses	9,705	23,308	6,721
Total Assets	26,400,352	97,905,005	9,063,589
Liabilities:
Payable to custodian bank	—	717,857	—
Payable for fund shares redeemed	1,277	118,806	19,339
Payable for securities purchased	32,704	4,647	243,844
Payable to advisor (see note 2)	20,397	64,086	3,220
Payable to distributor	5,099	19,385	1,699
Accrued expenses	17,493	63,817	7,135
Total Liabilities	76,970	988,598	275,237
Net Assets	$26,323,382	$96,916,407	$8,788,352
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	2,049,526	4,246,374	695,625
Net asset value, offering price and redemption price	$12.84	$22.82	$12.63
Analysis of net assets:
Capital	$26,930,256	$94,440,471	$8,262,511
Undistributed net realized losses on investment	(6,696,380)	(20,374,747)	(1,184,710)
Net unrealized appreciation of investments	6,089,506	22,850,683	1,710,551
Net Assets	$26,323,382	$96,916,407	$8,788,352
(a) Investment securities at cost	$20,124,398	$74,949,792	$6,876,329

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Assets and Liabilities (continued)
June 30, 2011 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$198,915,344	$21,135,254	$7,320,143
Cash	4,110,963	1,438,519	681,954
Receivable from fund shares sold	15,262	—	1,500
Receivable from securities sold	508,174	141,904	—
Dividends and interest receivable	333,555	77,523	12,973
Receivable from advisor (see note 2)	—	9,494	2,206
Prepaid expenses	20,373	10,358	13,427
Total Assets	203,903,671	22,813,052	8,032,203
Liabilities:
Payable to custodian bank	—	—	—
Payable for fund shares redeemed	137,332	60,758	18,335
Payable for securities purchased	535,511	212,403	154,027
Payable to advisor (see note 2)	209,772	—	—
Payable to distributor	41,954	4,546	1,583
Accrued expenses	234,255	34,181	23,030
Total Liabilities	1,158,824	311,888	196,975
Net Assets	$202,744,847	$22,501,164	$7,835,228
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	13,816,513	1,820,422	863,333
Net asset value, offering price and redemption price	$14.67	$12.36	$9.08
Analysis of net assets:
Capital	$152,539,115	$26,206,366	$9,233,780
Undistributed net realized gains (losses) on investment and foreign currency transactions	24,397,956	(5,865,751)	(2,722,981)
Net unrealized appreciation of investments and translation of assets and liabilities denominated in foreign currencies	25,807,776	2,160,549	1,324,429
Net Assets	$202,744,847	$22,501,164	$7,835,228
(a) Investment securities at cost	$173,106,268	$18,975,113	$5,995,676

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations
Period Ended June 30, 2011 (unaudited)

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Investment Income:
Interest	$25,278	$1,867	$—
Dividends	16,577	24,747	4,520
Total Income	41,855	26,614	4,520
Expenses:
Investment advisory fees (see note 2)	79,304	198,112	16,612
Management fees (see note 2)	52,870	185,715	16,612
Distribution fees and shareholder services (see note 2)	33,044	116,072	10,383
Transfer agent fees and expenses	24,761	66,400	13,718
Custodian fees and expenses	32,113	51,196	21,031
Federal and state registration fees	9,399	12,458	9,243
Other	13,511	53,941	5,794
Total expenses before reimbursed expenses	245,002	683,894	93,393
Earnings credit (see note 5)	8	122	41
Expense reimbursement (see note 2)	—	—	10,292
Total Expenses	244,994	683,772	83,060
Net Investment Loss	(203,139)	(657,158)	(78,540)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	2,663,073	15,913,422	1,039,184
Change in unrealized appreciation/depreciation on investments	(1,006,070)	(6,503,846)	(256,811)
Net realized /unrealized gains on investments	1,657,003	9,409,576	782,373
Net increase in net assets resulting from operations	$1,453,864	$8,752,418	$703,833

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statement of Operations (continued)
Period Ended June 30, 2011 (unaudited)

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$1,599	$—	$—
Dividends(a)	1,848,512	269,383	58,055
Total Income	1,850,111	269,383	58,055
Expenses:
Investment advisory fees (see note 2)	1,540,850	134,188	50,383
Distribution fees and shareholder services (see note 2)	308,170	26,838	10,077
Transfer agent fees and expenses	267,945	24,932	15,326
Custodian fees and expenses	276,211	89,331	57,449
Federal and state registration fees	14,772	9,963	9,835
Other	147,314	12,566	6,852
Total expenses before reimbursed expenses	2,555,262	297,818	149,922
Earnings credit (see note 5)	48	176	57
Expense reimbursement (see note 2)	—	62,538	49,502
Total Expenses	2,555,214	235,104	100,363
Net Investment Income (Loss)	(705,103)	34,279	(42,308)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	15,410,961	4,634,879	1,085,174
Net realized gains (losses) on foreign currency transactions	10,932	(8,715)	(208)
Net realized gains on investment and foreign currency transactions	15,421,893	4,626,164	1,084,966
Change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(44,955,463)	(3,329,454)	(1,038,224)
Net realized/unrealized gains (losses) on investments and foreign currencies	(29,533,570)	1,296,710	46,742
Net increase (decrease) in net assets resulting from operations	$(30,238,673)	$1,330,989	$4,434
(a)	Dividends are net of foreign withholding tax of $36,023, $27,820, and $2,687 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
From Operations:
Net investment loss	$(203,139)	$(423,661)
Net realized gains on investments	2,663,073	3,366,547
Change in net unrealized appreciation (depreciation) of investments	(1,006,070)	1,010,415
Net increase in net assets resulting from operations	1,453,864	3,953,301
From Capital Share Transactions:
Proceeds from sale of shares	1,262,615	1,045,387
Redemption of shares	(3,012,522)	(5,346,128)
Net decrease from capital share transactions	(1,749,907)	(4,300,741)
Total decrease in net assets	(296,043)	(347,440)
Net Assets:
Beginning of period	26,619,425	26,966,865
End of period	$26,323,382	$26,619,425
Transactions in Shares:
Shares sold	100,762	99,591
Less shares redeemed	(237,596)	(506,865)
Net decrease from capital share transactions	(136,834)	(407,274)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	Emerging Growth Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
From Operations:
Net investment loss	$(657,158)	$(1,594,287)
Net realized gains on investments	15,913,422	36,075,139
Change in net unrealized appreciation (depreciation) of investments	(6,503,846)	(6,293,609)
Net increase in net assets resulting from operations	8,752,418	28,187,243
From Capital Share Transactions:
Proceeds from sale of shares	19,116,114	30,293,619
Redemption of shares	(29,965,053)	(76,855,973)
Net decrease from capital share transactions	(10,848,939)	(46,562,354)
Total decrease in net assets	(2,096,521)	(18,375,111)
Net Assets:
Beginning of period	99,012,928	117,388,039
End of period	$96,916,407	$99,012,928
Transactions in Shares:
Shares sold	825,042	1,760,645
Less shares redeemed	(1,387,370)	(4,180,996)
Net decrease from capital share transactions	(562,328)	(2,420,351)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
From Operations:
Net investment loss	$(78,540)	$(121,461)
Net realized gains on investments	1,039,184	1,255,750
Change in net unrealized appreciation (depreciation) of investments	(256,811)	547,358
Net increase in net assets resulting from operations	703,833	1,681,647
From Capital Share Transactions:
Proceeds from sale of shares	502,909	989,059
Redemption of shares	(379,859)	(1,284,369)
Net increase (decrease) from capital share transactions	123,050	(295,310)
Total increase in net assets	826,883	1,386,337
Net Assets:
Beginning of period	7,961,469	6,575,132
End of period	$8,788,352	$7,961,469
Transactions in Shares:
Shares sold	41,443	98,938
Less shares redeemed	(31,776)	(136,238)
Net increase (decrease) from capital share transactions	9,667	(37,300)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
From Operations:
Net investment loss	$(705,103)	$(2,374,465)
Net realized gains on investment and foreign currency transactions	15,421,893	99,104,199
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	(44,955,463)	(59,539,940)
Net increase (decrease) in net assets resulting from operations	(30,238,673)	37,189,794
From Dividends and Distributions:
Dividends from net investment income	—	(1,653,070)
Distributions from net realized gains on investments	—	(51,245,173)
Net decrease in net assets from dividends and distributions	—	(52,898,243)
From Capital Share Transactions:
Proceeds from sale of shares	12,122,787	63,855,644
Proceeds from reinvestment of dividends and distributions	—	49,982,379
Redemption of shares	(72,072,895)	(176,904,890)
Net decrease from capital share transactions	(59,950,108)	(63,066,867)
Total decrease in net assets	(90,188,781)	(78,775,316)
Net Assets:
Beginning of period	292,933,628	371,708,944
End of period	$202,744,847	$292,933,628
Transactions in Shares:
Shares sold	753,057	3,518,129
Shares issued in reinvestment of dividends and distributions	—	3,060,767
Less shares redeemed	(4,555,663)	(10,483,165)
Net decrease from capital share transactions	(3,802,606)	(3,904,269)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
From Operations:
Net investment income (loss)	$34,279	$(142,958)
Net realized gains on investment and foreign currency transactions	4,626,164	3,608,341
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	(3,329,454)	1,290,400
Net increase in net assets resulting from operations	1,330,989	4,755,783
From Dividends:
Dividends from net investment income	—	(155,809)
From Capital Share Transactions:
Proceeds from sale of shares	3,646,784	3,805,711
Proceeds from reinvestment of dividends	—	134,581
Redemption of shares	(4,231,508)	(5,096,369)
Net decrease from capital share transactions	(584,724)	(1,156,077)
Total increase in net assets	746,265	3,443,897
Net Assets:
Beginning of period	21,754,899	18,311,002
End of period	$22,501,164	$21,754,899
Transactions in Shares:
Shares sold	304,142	367,157
Shares issued in reinvestment of dividends	—	11,662
Less shares redeemed	(358,084)	(546,263)
Net decrease from capital share transactions	(53,942)	(167,444)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statement of Changes in Net Assets (continued)

	Asia Opportunities Fund
	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
From Operations:
Net investment loss	$(42,308)	$(106,316)
Net realized gains on investment and foreign currency transactions	1,084,966	1,138,091
Change in net unrealized appreciation (depreciation) of investments and foreign currencies	(1,038,224)	(6,945)
Net increase in net assets resulting from operations	4,434	1,024,830
From Capital Share Transactions:
Proceeds from sale of shares	428,736	1,886,277
Redemption of shares	(1,685,600)	(2,428,417)
Net decrease from capital share transactions	(1,256,864)	(542,140)
Total increase (decrease) in net assets	(1,252,430)	482,690
Net Assets:
Beginning of period	9,087,658	8,604,968
End of period	$7,835,228	$9,087,658
Transactions in Shares:
Shares sold	48,873	229,312
Less shares redeemed	(189,960)	(301,847)
Net decrease from capital share transactions	(141,087)	(72,535)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements
June 30, 2011 (unaudited)

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”).

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (``NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2011:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$25,463,299	$97,800,475	$8,586,880
Total Level 1	25,463,299	97,800,475	8,586,880
Level 2 – Equities	—	—	—
Total Warrants	—	—	—
Total Corporate Bonds	750,605	—	—
Total Level 2	750,605	—	—
Level 3 –	—	—	—
Total Investments	$26,213,904	$97,800,475	$8,586,880

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$48,089,010	$4,879,539	$310,851
Total Europe	—	13,285,040	—
Total Other Countries	—	2,899,057	191,128
Total Level 1	48,089,010	21,063,636	501,979
Level 2 – Equities
Total Asia	141,012,703	—	5,599,156
Total Europe	—	71,618	—
Total Other Countries	—	—	1,219,008
Total Warrants	213,631	—	—
Total Commercial Paper	9,600,000	—	—
Total Level 2	150,826,334	71,618	6,818,164
Level 3 –	—	—	—
Total Investments	$198,915,344	$21,135,254	$7,320,143

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

The Funds’ assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

OBCHX
Balance as of 12/31/10	$17,047
Change in unrealized depreciation	(17,047)
Balance as of 6/30/11 (market value)	$—

For the period ended June 30, 2011, Level 3 securities consist solely of an international equity that has halted trading and the fair value was reduced as determined under the direction of the Board of Trustees.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2011. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP, and the use of the tax accounting practice known as equalization.

In addition to the requirements of the Code, the Funds may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The funds that invest in Indian securities accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. As of June 30, 2011, the Oberweis Asia Opportunities Fund have recorded a payable of $11,601 as an estimate for potential future India capital gains taxes, which is included in the net unrealized appreciation of investments and translation of assets and liabilities denominated in the foreign currencies line of the Statement of Assets and Liabilities.

For the period ended June 30, 2011, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Funds’ net assets.

As of June 30, 2011, the International Opportunities Fund had a tax basis in undistributed net investment income of $283,374, and the China Opportunities Fund had a tax basis in undistributed net long-term capital gains of $14,030,519, from the prior calendar year. No other Funds had undistributed net investment income or net short-term or net long-term capital gains from the prior calendar year.

As of June 30, 2011, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations through the following year ends:

	2016	2017
Emerging Growth Fund. . . . . .	$14,199,328	$20,970,779
Micro-Cap Fund. . . . . . . . . .	$6,119,569	$2,989,022
Small-Cap Opportunities Fund . .	$1,262,051	$879,711
China Opportunities Fund. . . . .	$—	$—
International Opportunities Fund .	$2,013,368	$8,045,670
Asia Opportunities Fund . . . . .	$1,987,312	$1,710,212

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Net currency and capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 31, 2010, the China Opportunities, the International Opportunities, and the Asia Opportunities Funds deferred to January 1, 2011 post-October capital losses of $1,997, $4,949 and $193, respectively.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2011, open Federal tax years include the tax years ended 2007 through 2011. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“Oberweis Securities”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the period ended June 30, 2011, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $79,304, $198,112, and $16,612, respectively. For the period ended June 30, 2011, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $1,540,850, $134,188 and $50,383, respectively.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

Management agreement.  For management services and facilities furnished, the Micro- Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2011, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $52,870, $185,715, and $16,612, respectively.

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. Effective May 1, 2011, OAM contractually agreed to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. Immediately prior to May 1, 2011, the International Opportunities Fund had a contractual expense limitation of 2.49%. For the period ended June 30, 2011 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund in the amount of $10,292, $62,538 and $49,502, respectively.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2011, the Trust made no direct payments to its officers and paid $26,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder services agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the period ended June 30, 2011, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $33,044, $116,072, $10,383, $308,170, $26,838, and $10,077, respectively.

Affiliated Commissions.  For the period ended June 30, 2011, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through Oberweis Securities and therefore did not pay commissions to Oberweis Securities.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2011, other than options written and money market investments, aggregated $10,134,261 and $12,793,235, respectively, for the Micro-Cap Fund, $48,708,043 and $63,428,408, respectively, for the Emerging Growth Fund, $5,833,624 and $5,982,885, respectively, for the Small-Cap Opportunities Fund, $125,575,710 and $199,959,187, respectively, for the China Opportunities Fund, $25,173,973 and $26,513,099, respectively, for the International Opportunities Fund and $7,685,118 and $9,175,732, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the period ended June 30, 2011.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
June 30, 2011 (unaudited)

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the period ended June 30, 2011.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund were $238, $46,088, $469, $64,782, $2,958, and $196, respectively, for the period ended June 30, 2011, and were recorded as a reduction of the cost of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2011, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $8, $122, $41, $48, $176, and $57, respectively. During the period ended June 30, 2011, the Micro- Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $2,177, $6,572, $99, $30,181, $196 and $116, respectively, which is included in custodian fees and expenses in the statement of operations.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Six Months Ended June 30, 2011 (unaudited)		Years Ended December 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$12.18		$10.40	$6.95	$15.56	$16.06	$17.31
Income (loss) from investment operations:
Net investment loss(a)	(0.10)		(0.17)	(0.15)	(0.17)	(0.23)	(0.21)
Net realized and unrealized gain (loss) on investments	0.76		1.95	3.60	(8.10)	1.86	0.42
Total from investment operations	0.66		1.78	3.45	(8.27)	1.63	0.21
Redemption Fees(a)	—		—	—	—	—	0.01
Less distributions:
Distribution from net realized gains on investments	—		—	—	(0.34)	(2.13)	(1.47)
Net asset value at end of period	$12.84		$12.18	$10.40	$6.95	$15.56	$16.06
Total Return (%)	5.42		17.12	49.64	(52.98)	10.17	1.66
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$26,323		$26,619	$26,967	$21,383	$51,004	$55,788
Ratio of gross expenses to average net assets (%)	1.85	(c)	1.89	1.99	1.69	1.59	1.63
Ratio of net expenses to average net assets (%)(b)	1.85	(c)	1.89	1.99	1.68	1.58	1.62
Ratio of net investment loss to average net assets (%)	(1.54	)(c)	(1.68)	(1.81)	(1.53)	(1.31)	(1.23)
Portfolio turnover rate (%)	37	(d)	85	92	81	65	108

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.
(c)	Annualized.
(d)	Not Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Six Months Ended June 30, 2011 (unaudited)		Years Ended December 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$20.59		$16.24	$10.69	$25.80	$27.22	$26.95
Income (loss) from investment operations:
Net investment loss(a)	(0.16)		(0.23)	(0.18)	(0.22)	(0.33)	(0.30)
Net realized and unrealized gain (loss) on investments	2.38		4.58	5.73	(14.51)	2.21	1.56
Total from investment operations	2.22		4.35	5.55	(14.73)	1.88	1.26
Redemption Fees(a)	0.01		—	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		—	—	(0.38)	(3.30)	(0.99)
Net asset value at end of period	$22.82		$20.59	$16.24	$10.69	$25.80	$27.22
Total Return (%)	10.83		26.79	51.92	(57.00)	6.82	4.87
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$96,916		$99,013	$117,388	$81,738	$219,323	$199,045
Ratio of gross expenses to average net assets (%)	1.47	(c)	1.39	1.52	1.40	1.29	1.35
Ratio of net expenses to average net assets (%)(b)	1.47	(c)	1.39	1.52	1.40	1.28	1.35
Ratio of net investment loss to average net assets (%)	(1.42	)(c)	(1.30)	(1.43)	(1.28)	(1.14)	(1.11)
Portfolio turnover rate (%)	51	(d)	104	97	89	85	74

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.
(c)	Annualized.
(d)	Not Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2011 (unaudited)		Years Ended December 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$11.61		$9.09	$5.56	$15.55	$14.02	$12.53
Income (loss) from investment operations:
Net investment loss(a)	(0.11)		(0.17)	(0.14)	(0.22)	(0.27)	(0.24)
Net realized and unrealized gain (loss) on investments	1.13		2.69	3.66	(8.81)	2.36	1.72
Total from investment operations	1.02		2.52	3.52	(9.03)	2.09	1.48
Redemption Fees(a)	—		—	0.01	—	0.02	0.01
Less distributions:
Distribution from net realized gains on investments	—		—	—	(0.96)	(0.58)	—
Net asset value at end of period	$12.63		$11.61	$9.09	$5.56	$15.55	$14.02
Total Return (%)	8.79		27.72	63.49	(57.66)	14.99	11.89
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$8,788		$7,961	$6,575	$4,232	$11,484	$10,675
Ratio of gross expenses to average net assets (%)	2.25	(c)	2.47	2.95	2.14	1.83	1.90
Ratio of net expenses to average net assets (%)(b)	2.00	(c)	2.00	2.00	2.00	1.80	1.83
Ratio of net investment loss to average net assets (%)	(1.89	)(c)	(1.80)	(1.92)	(1.94)	(1.71)	(1.76)
Portfolio turnover rate (%)	70	(d)	165	212	162	110	112

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Six Months Ended June 30, 2011 (unaudited)		Years Ended December 31,
			2010	2009	2008	2007	2006
Net asset value at beginning of period	$16.63		$17.27	$7.51	$29.06	$19.53	$10.78
Income (loss) from investment operations:
Net investment loss(a)	(0.04)		(0.14)	(0.11)	(0.20)	(0.14)	(0.02)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(1.92)		3.06	9.96	(18.64)	11.58	8.70
Total from investment operations	(1.96)		2.92	9.85	(18.84)	11.44	8.68
Redemption Fees(a)	—		0.02	0.03	0.06	0.13	0.07
Less dividends and distributions:
Distribution from net realized gains on investments	—		(3.47)	—	(2.77)	(2.04)	—
Dividends from net investment income	—		(0.11)	(0.12)	—	—	—
Net asset value at end of period	$14.67		$16.63	$17.27	$7.51	$29.06	$19.53
Total Return (%)	(11.79)		17.43	131.54	(64.34)	59.29	81.17
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$202,745		$292,934	$371,709	$118,449	$943,825	$446,083
Ratio of gross expenses to average net assets (%)	2.07	(c)	1.97	2.07	2.00	1.78	1.91
Ratio of net expenses to average net assets (%)(b)	2.07	(c)	1.97	2.07	2.00	1.78	1.91
Ratio of net investment loss to average net assets (%)	(0.57	)(c)	(0.80)	(0.89)	(1.03)	(0.53)	(0.15)
Portfolio turnover rate (%)	51	(d)	104	101	70	68	53

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(c)	Annualized.
(d)	Not Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Six Months Ended June 30, 2011 (unaudited)		Years Ended December 31,			Period Ended December 31, 2007(a)
			2010	2009	2008
Net asset value at beginning of period	$11.61		$8.97	$5.57	$14.10	$10.00
Income (loss) from investment operations:
Net investment loss(b)	0.01		(0.08)	(0.07)	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	0.74		2.80	3.47	(8.49)	4.16
Total from investment operations	0.75		2.72	3.40	(8.54)	4.06
Redemption Fees(b)	—		—	—	0.01	0.04
Less dividends:
Dividends from investment income	—		(0.08)	—	—	—
Net asset value at end of period	$12.36		$11.61	$8.97	$5.57	$14.10
Total Return (%)	6.46		30.37	61.04	(60.50)	41.00
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$22,501		$21,755	$18,311	$13,961	$112,470
Ratio of gross expenses to average net assets (%)	2.77	(d)	2.66	3.14	2.24	2.00
Ratio of net expenses to average net assets (%)(c)	2.19	(d)	2.49	2.49	2.23	1.99
Ratio of net investment loss to average net assets (%)	0.17	(d)	(0.86)	(1.01)	(0.40)	(0.80)
Portfolio turnover rate (%)	121	(e)	160	280	221	126

Notes:

(a)	For the period from February 1, 2007 (commencement of operations) through December 31, 2007
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(d)	Annualized.
(e)	Not Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Asia Opportunities Fund
	Six Months Ended June 30, 2011 (unaudited)		Years Ended December 31,		Period Ended December 31, 2008(a)
			2010	2009
Net asset value at beginning of period	$9.05		$7.99	$4.30	$10.00
Income (loss) from investment operations:
Net investment loss(b)	(0.04)		(0.10)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	0.07		1.16	3.75	(5.65)
Total from investment operations	0.03		1.06	3.68	(5.72)
Redemption Fees(b)	—		—	0.01	0.02
Net asset value at end of period	$9.08		$9.05	$7.99	$4.30
Total Return (%)	0.33		13.27	85.81	(57.00)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)	$7,835		$9,088	$8,605	$3,889
Ratio of gross expenses to average net assets (%)	3.72	(d)	3.42	4.31	3.85
Ratio of net expenses to average net assets (%)(c)	2.49	(d)	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)	(0.98	)(d)	(1.28)	(1.15)	(0.95)
Portfolio turnover rate (%)	98	(e)	125	176	165

Notes:

(a)	For the period from February 1, 2008 (commencement of operations) through December 31, 2008
(b)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(c)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.
(d)	Annualized.
(e)	Not Annualized.

THE OBERWEIS FUNDS

Supplemental Information

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE OBERWEIS FUNDS

Supplemental Information (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expense Paid During Period* 1/1/11 – 6/30/11	Expense Ratio During Period 1/1/11 – 6/30/11
Micro-Cap Fund
Actual	$1,000.00	$1,054.20	$9.42	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25	1.85%
Emerging Growth Fund
Actual	$1,000.00	$1,108.30	$7.68	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35	1.47%
Small-Cap Opportunities Fund
Actual	$1,000.00	$1,087.90	$10.35	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
China Opportunities Fund
Actual	$1,000.00	$882.10	$9.66	2.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.53	$10.34	2.07%
International Opportunities Fund
Actual	$1,000.00	$1,064.60	$11.21	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.93	$10.94	2.19%
Asia Opportunities Fund
Actual	$1,000.00	$1,003.30	$12.37	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.45	$12.42	2.49%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund Emerging Growth Fund Small-Cap Opportunities Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.
(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.
(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds
By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/19/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 08/19/2011

By (Signature and Title*)	/s/ Patrick B. Joyce Patrick B. Joyce Executive Vice President and Treasurer, The Oberweis Funds

Date 08/19/2011

/*/ Print the name and title of each signing officer under his or her signature.